SCHEDULE OF REVENUE GENERATED FROM RELATED PARTIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenues generated from related parties	$ 26,750	$ 725	$ 238,824	$ 684,862
Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			1,302,498	707,322
Taiping Deng [Member] | Dongguan City Chashan Ping Feng Cigarette And Wine Store Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				99,119
Mr Weihong Ye [Member] | Dongguan Huanhai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			27,522	104,663
Mr Minghua Cheng Manager [Member] | Dongguan Hualianguan Chemical Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			56,920	57,671
Mr Minghua Cheng Manager [Member] | Dongguan City Daying Internet Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				132,737
Mr Naiyong Luo [Member] | Dongguan Zhengui Reality Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				54,730
Mr Naiyong Luo A Manager [Member] | Guangdong Yuexin Jiaotong Construction Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			13,132
Mr Naiyong Luo A Manager [Member] | Guangdong Yuexin Jiaotong Construction Co Ltd [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	8,383
Significantly Influenced By The Company [Member] | Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				13,245
Mr. Kaihong Lin [Member] | Chief Financial Officer and Treasurer [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			777	407
Mr. Kaihong Lin [Member] | Chief Financial Officer and Treasurer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	146	241
Mr Yumin Lin [Member] | President, Chief Executive Officer, Secretary, Director and Majority shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			492	389
Mr Yumin Lin [Member] | President, Chief Executive Officer, Secretary, Director and Majority shareholder [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		222
Ms. Xiulan Zhou [Member] | Mr. Yumin Lin’s wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			133	63
Ms. Xiulan Zhou [Member] | Mr. Yumin Lin’s wife [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	14
Mr Zihao Ye [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			658	108
Mr Zihao Ye [Member] | Manager of a Subsidiary [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties		262
Mr Naiyong Luo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				5,759
Mr Hongwei Ye [Member] | Manager of A Subsidiary Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				6,820
Jianglong Xiong [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			18
Shuiyan Li [Member] | Shareholder [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				13,178
Dongguan Humen Shuiyan Drinking Water [Member] | Shuiyan Li [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties			139,172	176,354
Dongguan Humen Shuiyan Drinking Water [Member] | Shuiyan Li [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties	$ 18,207
Guangdong Shuiyijia Distribution Co Ltd [Member] | Ms. Lihua Li and Mr. Yuwen Li's Wife [Member]
Related Party Transaction [Line Items]
Revenues generated from related parties				$ 19,619